Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Received In Advance [Member]	Stock Subscriptions Receivable [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2021 at Dec. 31, 2021	$ 2,738	$ 3,225,825	$ 89,000	$ (130,000)	$ (3,003,727)	$ 183,836
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	27,374,598
Net loss					(138,306)	(138,306)
Balance - March 31, 2022 at Mar. 31, 2022	$ 2,738	3,225,825	89,000	(130,000)	(3,142,033)	45,530
Shares, Outstanding, Ending Balance at Mar. 31, 2022	27,374,598
Balance - December 31, 2021 at Dec. 31, 2022	$ 2,770	3,330,043	89,000	(130,000)	(3,448,607)	(156,794)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	27,699,598
Sale of common stock	$ 53	264,947				265,000
Stock Issued During Period, Shares, New Issues	530,000
Repurchase of common stock		(10,000)				(10,000)
Stock Repurchased During Period, Shares	(3,334)
Repurchase of common stock (shares to be cancelled)				(92,000)		(92,000)
Net loss					(148,280)	(148,280)
Balance - March 31, 2022 at Mar. 31, 2023	$ 2,823	$ 3,584,990	$ 89,000	$ (222,000)	$ (3,596,887)	$ (142,074)
Shares, Outstanding, Ending Balance at Mar. 31, 2023	28,226,264